Statements of Cash Flows	6 Months Ended
Jun. 30, 2018 USD ($)
Statement of Cash Flows [Abstract]
Net loss	$ (2,700)
Change in current assets or liabilities:
Increase in accounts payable and accrued expenses	2,700
Net cash used in operating activities	0
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution
Net increase in cash and cash equivalents
Cash and cash equivalents, at the beginning of the period	$ 0